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Invesco S&P 500 BuyWrite ETF
Invesco S&P 500 BuyWrite ETF

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JANUARY 4, 2024, TO THE PROSPECTUSES
AND STATEMENT OF ADDITIONAL INFORMATION DATED
AUGUST 28, 2023, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco S&P 500 BuyWrite ETF (PBP)
(the “Fund”)

Important Notice Regarding a Change to the Unitary Management Fee
and listing exchange of the Fund

At a meeting held on December 19, 2023, the Board of Trustees (the “Board”) of the Invesco Exchange-Traded Fund Trust (the “Trust”) approved the reduction of the Fund’s annual unitary management fee to 0.29% of the Fund’s average daily net assets, effective January 5, 2024 (the “Effective Date”). Accordingly, as of the Effective Date, the Prospectus is revised as follows:

●	The following replaces the corresponding disclosure in the “Fund Fees and Expenses” section of the Fund’s Summary Prospectus and the “Summary Information – Fund Fees and Expenses” section of the Fund’s Statutory Prospectus:

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco S&P 500 BuyWrite ETF Invesco S&P 500 BuyWrite ETF
Management Fees	0.29%	[1]
Other Expenses	none
Total Annual Fund Operating Expenses	0.29%	[1]
[1]	Effective January 5, 2024, the Fund’s unitary management fee was reduced. “Management Fees” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco S&P 500 BuyWrite ETF | Invesco S&P 500 BuyWrite ETF | USD ($)	30	93	163	368

Please Retain This Supplement for Future Reference.